SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date. The following material subsequent event was as follows:

World Surveillance Group Inc. held its 2011 Annual Meeting of Shareholders on Tuesday, July 26, 2011. At that meeting, the shareholders of the Company approved:

The Amended and Restated Certificate of Incorporation (the “Restated Charter”)

The Restated Charter increases the authorized common stock of the Company from 500,000,000 to 750,000,000 shares and (i) identifies the rights of the preferred stock, if issued, and the common stock of the Company, (ii) establishes that the Company has a perpetual existence, (iii) allows for the books and records of the Company to be kept wherever the Board of Directors designates, and (iv) eliminates the personal liability of directors except in certain circumstances, as allowed by Delaware law.

The 2011 Equity Compensation Incentive Plan of the Company (the “Plan”)

The purpose of the Plan is to strengthen the Company and its subsidiaries by enhancing its profitable growth by providing incentives in the form of stock options and other equity ownership opportunities in the Company (each, an “ Award ”) to its and its subsidiaries’ employees, officers, directors, consultants and advisers, all of whom are eligible to receive Awards under the Plan, thereby encouraging them to devote their abilities and industry to the success of the Company and its subsidiaries and their business and enterprise.
Subject to certain adjustments, the aggregate number of shares (the “ Authorized Shares ”) of Common Stock that may be delivered in satisfaction of Awards granted under the Plan is 25,000,000 shares of Common Stock.   Awards under the Plan may be in the form of incentive stock options (“ ISOs ”), nonstatutory stock options, restricted stock, restricted stock units, and any other equity-based interests as the Administrator shall determine, or any combination thereof. If any Award expires, or is terminated, surrendered, forfeited, expires unexercised, is settled in cash in lieu of Common Stock or is exchanged for other Awards, in whole or in part, the unissued shares covered by such Award shall again be available for the grant of Awards under the Plan.

NOTE 15

Subsequent Events

The Company has evaluated subsequent events that have occurred through March 30, 2011, the date of the consolidated financial statements.

On March 2, 2011, the Company entered into a 12% Secured Promissory Note with a principal amount of $200,000. The principal and interest is due in full on March 2, 2012. The note is secured by a security agreement for substantially all of the Company’s assets.

On March 22, 2011, the Company entered into a Settlement Agreement (the “Agreement”) with TAO, Kroeplin and GTC pursuant to which the parties agreed, among other things:

•	To terminate all existing agreements between the parties (the “Old Agreements”);
•	That TAO and Kroeplin are to keep all cash and shares of the Company’s Common Stock previously paid to them and that the Company is to ship back to TAO the old STS 111 (SD34) airship;
•
To discharge $2,474,753 in debt owed by the Company under the Old Agreements, reflected as $2,185,000 in Other Accrued Liabilities and $289,753 in Accounts Payable on the Company’s Consolidated Balance Sheet as of December 31, 2010;

•	To cooperate to wind down and dissolve the joint venture, Sanswire-TAO Corp.;
•	To negotiate the potential terms of a revised relationship among the parties for the next 60 days;
•	To a mutual non-disparagement clause and a mutual release and covenant not to sue for any claim related to the Old Agreements and for any claim that may exist currently;
•
The Company warranted that, to its knowledge, it is not using any trade secret rights of TAO or Kroeplin and that it will not intentionally develop products that use any trade secret rights of TAO or Kroeplin, nor will it intentionally infringe any patent of TAO or Kroeplin in any country where such patent is valid; and

•	That the parties will not use the name, logo or trademarks of any of the parties in any commercial activity or promotional or advertising materials, including on its website.